Financial information, Accounting Classifications and Fair Values (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Level 1 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		$ 0	$ 0
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		37,164	47,694
Financial assets not measured at fair value [Abstract]
Financial assets		832,916	848,920
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(177)	(1,939)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,364,741)	(1,435,088)
Carrying Amount [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(551,607)	(575,376)
Carrying Amount [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(475,080)	(546,873)
Carrying Amount [Member] | Trade and Other Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(338,054)	(312,839)
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,506
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(1,048)
Carrying Amount [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,076	1,690
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(177)	(891)
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		11,513	22,935
Carrying Amount [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,069
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		62,490	64,133
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	447,115	487,677
Carrying Amount [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		10,000	13,542
Carrying Amount [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		194,022	195,271
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		119,289	88,297
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial assets not measured at fair value [Abstract]
Financial assets		832,916	848,920
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Loans Receivable from Joint Venture [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		62,490	64,133
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	447,115	487,677
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		10,000	13,542
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		194,022	195,271
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		119,289	88,297
Carrying Amount [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,069
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,069
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Loans Receivable from Joint Venture [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		14,095	24,625
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,506
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,076	1,690
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		11,513	22,935
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Loans Receivable from Joint Venture [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(177)	(1,939)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Trade and Other Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(1,048)
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(177)	(891)
Carrying Amount [Member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,364,741)	(1,435,088)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(551,607)	(575,376)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(475,080)	(546,873)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Trade and Other Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(338,054)	(312,839)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			0
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,506
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(1,048)
Fair Value [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,076	1,690
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(177)	(891)
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		11,513	22,935
Fair Value [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,069
Fair Value [Member] | Level 1 [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			0
Fair Value [Member] | Level 1 [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Level 1 [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 1 [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 2 [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,506
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(1,048)
Fair Value [Member] | Level 2 [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,076	1,690
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(177)	(891)
Fair Value [Member] | Level 2 [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		11,513	22,935
Fair Value [Member] | Level 2 [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 3 [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			0
Fair Value [Member] | Level 3 [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Level 3 [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 3 [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		$ 23,069	$ 23,069

[1]	Excluding prepayments